CONCENTRATION OF RISKS (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Accounts Receivable [Member] | Customer Concentration Risk [Member] | No Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	10.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member]
Concentration Risk [Line Items]
Commissions expense	$ 470,649	$ 676,312	$ 249,280
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	44.00%	35.00%	57.70%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	19.00%	28.00%	11.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Three [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		23.00%
Accounts Payable [Member] | Vendor Concentration Risk [Member] | Vendor Four [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		12.00%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	20.00%	5.00%	46.40%
Commission Expenses Total [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	9.00%	4.00%	24.80%
Revenue Benchmark [Member] | Vendor Concentration Risk [Member] | Vendor One [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		0.35%	1.90%
Revenue Benchmark [Member] | Vendor Concentration Risk [Member] | Vendor Two [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		0.25%